Net (Loss)/Income per Share - Schedule of Computation of Basic and Diluted Net (Loss)/Income per Share (Detail) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥) ¥ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares
Numerator:
Net (loss)/income	¥ 97,042	$ 13,877	¥ 75,226	¥ (550,117)
Net loss attributable to noncontrolling interests	10,304	1,473	6,987	182
Net (loss)/income attributable to ordinary shareholders of the Company	¥ 107,346	$ 15,350	¥ 82,213	¥ (549,935)
Denominator:
Weighted average number of ordinary shares/ADSs outstanding, basic	118,084,439	118,084,439	117,426,938	121,381,857
Dilutive effect of options and RSUs	1,766,691	1,766,691	746,531
Weighted average number of ordinary shares/ADSs outstanding, diluted	119,851,130	119,851,130	118,173,469	121,381,857
Net (loss)/income per ordinary share/ADS, basic | (per share)	¥ 0.91	$ 0.13	¥ 0.7	¥ (4.53)
Net (loss)/income per ordinary share/ADS, diluted | (per share)	¥ 0.9	$ 0.13	¥ 0.7	¥ (4.53)